Change in Allowances (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Allowances for doubtful accounts
Balance, beginning of year	$ 2,648	$ 3,118	$ 3,290
Additions (reversals) charged to expense	(663)	(469)	(45)
Write-offs	(351)	(1)	(127)
Balance, end of year	1,634	2,648	3,118
Allowances for sales returns and discounts
Balance, beginning of year	2,709	2,057	1,813
Additions	297	3,982	2,742
Write-offs	(1,087)	(3,330)	(2,498)
Balance, end of year	$ 1,919	$ 2,709	$ 2,057